Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Impairment of property, plant and equipment	$ 2,318,586	$ 2,031,131
Provision for inventories	238,730	196,834
Provision for warranty	217,434	111,903
Operating losses carried forward	4,391,655	3,418,116
Gross deferred tax assets	7,166,405	5,757,984
Less: Valuation allowance for deferred tax assets	(7,166,405)	(5,757,984)	(5,185,404)	(6,057,516)
Net deferred tax assets	0	0
Deferred tax liabilities:
Other temporary differences	0	0
Tax over book depreciation of property, plant and equipment	(5,183)	(5,180)
Total deferred tax liabilities	$ (5,183)	$ (5,180)